Related Party Transactions and Balances (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transactions and Balances
Rental expenses	146,231	131,327	123,549
Amount due from related parties		58
Founders
Related Party Transactions and Balances
Rental expenses	1,647	1,260	1,040
Shareholders and key management personnel
Related Party Transactions and Balances
Amount due from related parties		58